Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade and Other Receivables
6.	Trade and Other Receivables
Trade and other receivables as at December 31, 2020 and 2021, are as fol
l
ows:

	December 31, 2020
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,388,099	￦	(322,992)	￦	(8,977)	￦	3,056,130
Other receivables		1,948,108		(101,619)		(148)		1,846,341

	￦	5,336,207	￦	(424,611)	￦	(9,125)	￦	4,902,471

Non-current assets
Trade receivables	￦	892,992	￦	(4,323)	￦	(34,716)	￦	853,953
Other receivables		513,926		(102,985)		(14,125)		396,816

	￦	1,406,918	￦	(107,308)	￦	(48,841)	￦	1,250,769

	December 31, 2021
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,337,398	￦	(346,869)	￦	(7,662)	￦	2,982,867
Other receivables		2,201,781		(93,256)		(3,902)		2,104,623

	￦	5,539,179	￦	(440,125)	￦	(11,564)	￦	5,087,490

Non-current assets
Trade receivables	￦	612,654	￦	(2,856)	￦	(17,351)	￦	592,447
Other receivables		621,195		(108,131)		(14,185)		498,879

	￦	1,233,849	￦	(110,987)	￦	(31,536)	￦	1,091,326

The fair values of trade and other receivables with original maturities less than one year equal to their carrying amounts because the discounting effect is immaterial. The fair value of trade and other receivables with original maturities longer than one year, which are mainly from sales of goods, is determined by
discounting the expected future cash flow at the weighted average interest rate.

Details of changes in provision for impairment for the years ended December 31, 2020 and 2021, are as follows:

	2020				2021
(In millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	295,319	￦	83,680	￦	327,315	￦	204,604
Provision		89,097		50,860		82,329		23,015
Reversal		—		(890)		—		(508)
Written-off or transfer out		(60,598)		(25,067)		(62,564)		(25,900)
Change in consolidation scope		3,211		87,614		416		(300)
Others		286		8,407		2,229		476

Ending balance	￦	327,315	￦	204,604	￦	349,725	￦	201,387

Provisions for impairment on trade and other receivables are recognized as operating expenses and finance costs.
Details of other receivables as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Loans	￦	116,082	￦	101,718
Receivables 1		1,699,608		1,872,467
Accrued income		6,901		5,933
Refundable deposits		350,180		349,360
Loans receivable		150,527		328,753
Finance lease receivables		64,047		85,370
Others		60,416		61,288
Less: Provision for impairment		(204,604)		(201,387)

	￦	2,243,157	￦	2,603,502

1	Settlement receivables of BC Card Co., Ltd., a subsidiary of the Group, of ￦ 1,108,936 million related to credit card transactions are included as at December 31, 2021 (2020: ￦ 986,384 million).
The maximum exposure of trade and other receivables to credit risk is the carrying amount of each class of receivables mentioned above as at December 31, 2021.
A portion of the trade receivables is classified as financial assets at fair value through other comprehensive income considering the trade receivables business model for managing the asset and the cash flow characteristics of the contract.